CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,117,949,435	$ 318,330,668	¥ 2,501,417,491
Restricted cash	350,893,071	52,739,704	318,784,923
Restricted short-term investments	4,042,325,180	607,566,949	3,333,450,365
Short-term investments	67,888,089	10,203,672	71,301,081
Accounts receivable, net - related parties	1,025,296,986	154,103,525	1,414,084,059
Accounts receivable, net - third parties	5,822,194,384	875,083,700	4,753,715,319
Notes receivable, net - related parties	240,000,000	36,072,325	610,200,000
Notes receivable, net - third parties	396,055,889	59,527,736	915,314,761
Advances to suppliers, net - related parties	0	0	661,788
Advances to suppliers, net - third parties	607,694,011	91,337,233	325,766,259
Inventories, net	5,242,139,369	787,900,646	4,473,514,697
Forward contract receivables	349,021	52,458	640,876
Deferred tax assets	0	0	130,675,655
Other receivables - related parties	98,962,929	14,874,262	79,124,874
Prepayments and other current assets	1,426,455,706	214,398,226	766,644,253
Total current assets	21,438,204,070	3,222,191,104	19,695,296,401
Non-current assets:
Restricted cash	176,344,103	26,504,757	197,214,485
Project Assets	219,180,620	32,943,144	55,063,496
Long-term investments	23,520,549	3,535,170	7,200,000
Property, plant and equipment, net	6,028,168,623	906,041,907	4,738,681,353
Land use rights, net	447,615,874	67,277,272	450,940,595
Intangible assets, net	26,465,636	3,977,821	20,296,727
Deferred tax assets	265,467,017	39,900,052	134,791,362
Other assets - related parties	135,381,660	20,348,047	173,375,586
Other assets - third parties	884,292,440	132,910,352	617,779,748
Total non-current assets	8,206,436,522	1,233,438,522	6,395,343,352
Total assets	29,644,640,592	4,455,629,626	26,090,639,753
Current liabilities:
Accounts payable - related parties	2,255,968	339,075	0
Accounts payable - third parties	4,593,518,444	690,412,043	4,290,070,506
Notes payable - third parties	6,072,199,751	912,659,846	4,796,766,263
Accrued payroll and welfare expenses	669,023,785	100,555,181	582,275,670
Advances from related parties	54,592,880	8,205,384	60,541,490
Advances from third parties	877,067,711	131,824,465	1,376,919,487
Income tax payable	62,419,025	9,381,664	168,111,676
Other payables and accruals	1,579,259,001	237,364,765	1,019,420,371
Other payables due to related parties	11,555,001	1,736,732	76,033,573
Forward contract payables	6,410,302	963,477	0
Convertible senior notes - current	0	0	423,739,708
Deferred tax liabilities	0	0	17,074,064
Derivative liability - current	29,819,112	4,481,853	10,364,075
Bond payable and accrued interests	4,606,250	692,326	0
Short-term borrowings from third parties, including current portion of long-term bank borrowings	6,923,327,431	1,040,585,489	5,488,629,040
Guarantee liabilities to related parties	33,928,280	5,099,466	52,710,970
Total current liabilities	20,919,982,941	3,144,301,766	18,362,656,893
Non-current liabilities:
Long-term borrowings	462,049,194	69,446,620	488,519,559
Long-term payables	567,776,913	85,337,639	44,015,631
Bond payables	298,075,000	44,801,076	0
Accrued warranty costs - non current	577,257,090	86,762,522	511,208,557
Convertible senior notes	66,369	9,975	0
Deferred tax liability	67,724,594	10,179,098	50,650,530
Guarantee liabilities to related parties - non current	128,182,990	19,266,077	173,375,586
Total non-current liabilities	2,101,132,150	315,803,007	1,267,769,863
Total liabilities	23,021,115,091	3,460,104,773	19,630,426,756
Shareholders’ equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 128,456,466 and 131,909,274 shares issued as of December 31, 2016 and September 30, 2017, respectively, 126,733,266 and 130,186,074 shares outstanding as of December 31, 2016 and September 30, 2017, respectively.)	18,352	2,758	17,881
Additional paid-in capital	3,254,923,442	489,219,401	3,145,262,253
Statutory reserves	466,252,857	70,078,436	466,252,857
Accumulated other comprehensive income	39,604,332	5,952,585	104,784,173
Treasury stock: at cost 1,723,200 shares of ordinary shares as of December 31, 2016 and September 30, 2017, respectively	(13,875,553)	(2,085,514)	(13,875,553)
Accumulated retained earnings	2,877,500,801	432,492,267	2,758,267,275
Total JinkoSolar Holding Co., Ltd. shareholders' equity	6,624,424,231	995,659,933	6,460,708,886
Non-controlling interests	(898,730)	(135,080)	(495,889)
Total shareholders' equity	6,623,525,501	995,524,853	6,460,212,997
Total liabilities and shareholders' equity	¥ 29,644,640,592	$ 4,455,629,626	¥ 26,090,639,753